Provisions	12 Months Ended
Mar. 31, 2024
Provisions
Provisions

16. Provisions

A provision is a liability recorded in the Consolidated statement of financial position, where there is uncertainty over the timing or amount that will be paid, and is therefore often estimated. The main provisions we hold are in relation to asset retirement obligations, which include the cost of returning network infrastructure sites to their original condition at the end of the lease and claims for legal and regulatory matters.

Accounting policies

Provisions are recognised when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that the Group will be required to settle that obligation and a reliable estimate can be made of the amount of the obligation. Provisions are measured at the Directors’ best estimate of the expenditure required to settle the obligation at the reporting date and are discounted to present value where the effect is material. Where the timing of settlement is uncertain amounts are classified as non-current where settlement is expected more than 12 months from the reporting date.

Asset retirement obligations

In the course of the Group’s activities, a number of sites and other assets are utilised which are expected to have costs associated with decommissioning. The associated cash outflows are substantially expected to occur at the dates of decommissioning of the assets to which they relate, and are long term in nature.

Legal and regulatory

The Group is involved in a number of legal and other disputes, including where the Group has received notifications of possible claims. The Directors of the Company, after taking legal advice, have established provisions considering the facts of each case. For a discussion of certain legal issues potentially affecting the Group see note 29 ‘Contingent liabilities and legal proceedings’ to the consolidated financial statements.

Restructuring

The Group undertakes periodic reviews of its operations and recognises provisions as required based on the outcomes of these reviews. The associated cash outflows for restructuring costs are primarily less than one year.

Other

Comprises various items that do not fall within the Group’s other categories of provisions.

	Asset
	retirement	Legal and
	obligations	regulatory	Restructuring	Other	Total
	€m	€m	€m	€m	€m
1 April 2022	1,470	449	302	327	2,548
Exchange movements	(22)	(28)	–	(2)	(52)
Disposal of subsidiaries	(578)	(8)	(2)	(2)	(590)
Amounts capitalised in the year	185	–	–	–	185
Amounts charged to the income statement	–	138	425	126	689
Utilised in the year - payments	(59)	(44)	(181)	(123)	(407)
Amounts released to the income statement	(1)	(77)	(36)	(48)	(162)
Other	35	–	–	–	35
31 March 2023	1,030	430	508	278	2,246
Exchange movements	(7)	(24)	3	(3)	(31)
Amounts capitalised in the year	146	–	–	–	146
Amounts charged to the income statement	–	162	774	206	1,142
Utilised in the year - payments	(54)	(72)	(290)	(116)	(532)
Amounts released to the income statement	(5)	(131)	(7)	(43)	(186)
Transfer to liabilities held for sale	(177)	(96)	(46)	(31)	(350)
Other	–	–	–	13	13
31 March 2024	933	269	942	304	2,448

16. Provisions (continued)

Provisions have been analysed between current and non-current as follows:

	Asset
	retirement	Legal and
	obligations	regulatory	Restructuring	Other	Total
	€m	€m	€m	€m	€m
Current liabilities	59	232	361	181	833
Non-current liabilities	874	37	581	123	1,615
31 March 2024	933	269	942	304	2,448

	Asset
	retirement	Legal and
	obligations	regulatory	Restructuring	Other	Total
	€m	€m	€m	€m	€m
Current liabilities	61	193	298	122	674
Non-current liabilities	969	237	210	156	1,572
31 March 2023	1,030	430	508	278	2,246